Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	Dec 31, 2023	Dec 31, 2022

Lawsuit provision	810,159	200,818
Non-income-based taxes and funds payable	433,999	292,863
Expense accruals	408,432	300,207
Unused vacation liability	217,692	167,863
Payroll liabilities	201,054	337,704
Customs tax provision (*)	110,536	78,232
Other current liabilities	113,291	140,282

Total	2,295,163	1,517,969

The table below shows the lawsuit provision movement for the years ended December 31, 2023 and 2022.

	2023	2022
Opening	200,818	29,132
New provisions	1,059,510	277,150
Exchange rate effect	(236,879)	(31,714)
Payments	(213,290)	(73,750)
Ending balance	810,159	200,818

(*)	The Group management amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$ 3,342,549 was included in the scope of amnesty by the customs authority therefore it will not result in any payment.

Additionally, the Group Management applied for amnesty for the additional tax charge and fine related to e-bikes within the scope of the Law No. 7440 on August 3, 2023. The Group’s amnesty filing for the e-bikes was approved by the Customs Authority on August 4, 2023. Due to this amnesty, the penalty fine of US$ 78,991 and half of the additional tax charge amounting to US$ 173,812 were cancelled. The remaining tax charge was paid on August 29, 2023.